Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,612	$ 4,203	$ 5,018
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	104	161	173
Deferred income taxes, net	63	146	(46)
Accrued severance pay	(145)	(123)	105
Foreign currency exchange rate loss from marketable securities - available-for-sale	0	128	0
Unrealized loss from marketable securities, net	30	23	98
Employees share-based compensation	182	136	138
Gain on disposal of subsidiary	(893)	0	0
Realized loss (gain) on sale of marketable securities - available-for-sale, net	25	(44)	0
Decrease (increase) in accounts receivable:
Trade	(141)	1,145	352
Other	(680)	37	21
Decrease (increase) in prepaid expenses and deferred cost of revenues	(28)	(9)	95
Decrease in inventories	1	4	1
Increase (decrease) in accounts payable and accruals:
Trade	62	(186)	99
Other	(396)	(1,031)	(42)
Increase (decrease) in deferred revenues	(1,050)	654	285
Net cash provided by operating activities	2,746	5,244	6,297
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities - available-for-sale	0	(1,000)	0
Proceeds from sales of marketable securities - available-for-sale	326	1,730	0
Purchase of property and equipment	(71)	(68)	(146)
Severance pay funds	93	82	(32)
Proceeds from (investment in) short-term bank deposits	(1,170)	(3,535)	3,053
Proceeds from (investment in) marketable securities	(1,124)	344	(210)
Proceeds from sale of subsidiary	1,169	0	0
Net cash provided by (used in) investing activities	(777)	(2,447)	2,665
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	53	85	171
Dividend paid	(6,173)	(5,192)	(5,758)
Net cash used in financing activities	(6,120)	(5,107)	(5,587)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,151)	(2,310)	3,375
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	9,165	11,475	8,100
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	5,014	9,165	11,475
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	$ 935	$ 841	$ 414